Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions
Schedule of change in provisions.

Provisions
(USD in
thousands)
Carrying amount at January 1, 2022	$153
Provisions recognized	—
Additions	—
Utilization of provision	—
Change in the provision	—
Currency adjustment	(9)
Carrying amount at December 31, 2022	$144

Provisions
(USD in
thousands)
Carrying amount at January 1, 2021	$—
Provisions recognized	161
Additions	—
Utilization of provision	—
Change in the provision	—
Currency adjustment	(8)
Carrying amount at December 31, 2021	$153